Equity-based participation plans for employees (Details 5) Pure in Millions, $ / shares in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Equity-Based Participation Annual Incentive RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.2	0.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 87.5	$ 86.8
Equity Based Participation Annual Incentive Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 97.0	$ 96.0
Equity Based Participation Share savings plans RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.4	0.4
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.9	$ 87.0
Equity Based Participation Share savings plans Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.1	1.4
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 97.0	$ 96.0
Equity Based Participation Novartis Equity Plan Select North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	4.3	3.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.9	$ 86.7
Based Participation Novartis Equity Plan Select outside North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.8	1.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 86.9	$ 87.0
Equity Based Participation Novartis Equity Plan Select outside North America Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.6	0.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 97.0	$ 96.0
Equity Based Participation Long Term Performance PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.8	2.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 89.5	$ 85.1
Equity-Based Participation Long Term Relative Performance Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares		0.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 0.0
Equity Based Participation Other share awards RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.6	1.3
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 78.4	$ 77.0
Equity Based Participation Other share awards Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares		0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 88.7
Equity Based Participation Other share awards Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 91.9	$ 88.5